Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2017	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (672)	$ (3,095,960)	$ 4,165	$ (8,862)
Adjustments to reconcile net (loss) income to net cash (used in) operating activities:
Interest earned on marketable securities held in trust account		(401,582)	(94,359)	(521,702)
Impairment of cost method investment		150,000
Debt forgiveness income		(300,000)
Issuance of shares for services		2,169,143
Changes in operating assets and liabilities:
Prepaid expenses		3,114		(3,168)
Deferred legal fees		(100,000)
Accrued expenses		751,438	49,750	63,579
Income taxes payable			2,145
Net cash used in operating activities	(672)	(823,847)	(38,299)	(470,153)
Cash flows from investing activities:
Investment of cash in Trust Account			(52,780,000)	(52,780,000)
Interest Income released from Trust Account				406,050
Cash purchased in acquisition		75,930
Investment at cost		(150,000)
Purchase of property and equipment		(51,350)
Net cash provided by (used in) investing activities		(125,420)	(52,780,000)	(52,373,950)
Cash flows from financing activities:
Gross proceeds from sale of Units, net of commissions			50,860,100	50,860,100
Proceeds from sale of Private Units			2,615,000	2,615,000
Proceeds from note payable - related party, net	30,672	3,620	171,035	171,035
Repayment of note payable - related party, net			(120,089)	(120,089)
Proceeds from issuance of common stock to Sponsor	25,000
Settlement of redeemable common stock		(46,291,685)
Cash held in trust account used to settle common stock redemption obligation		(7,620,432)
Cash in trust		54,645,364
Private placement funds received		1,000,003
Repayment of offering costs	(25,000)		(253,880)	(253,880)
Net cash provided by financing activities	30,672	1,736,870	53,272,166	53,272,166
Net change in cash	30,000	787,603	453,867	428,063
Cash - beginning of period		458,063	30,000	30,000
Cash - end of period	30,000	1,245,666	483,867	458,063
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for - income taxes
Supplemental Non-Cash Investing and Financing Information
Deferred underwriting fees charged to additional paid in capital			1,820,000	1,820,000
Deferred legal fees charged to additional paid in capital			100,000	100,000
Issuance of common stock issued to underwriters charged to additional paid in capital			44,327,271	500,000
Initial classification of common stock subject to possible redemption				44,337,271
Change in value of common stock subject to possible redemption			1,967,441	1,954,414
Offering costs charged to additional paid capital			25,000	$ 25,000
Common stock issued for consideration in an acquisition		$ 6,090,000